SUMMARY OF RESERVED SHARES OF COMMON STOCK FOR ISSUANCE (Details) - shares	Jun. 30, 2023		Dec. 31, 2022		Jun. 30, 2022		Dec. 31, 2021		Dec. 31, 2020	[2]
Equity [Abstract]
Options issued and outstanding	3,443,099	[1]	3,642,958	[1],[2]	4,008,139	[1]	3,690,955	[1],[2]	3,029,791
Common stock outstanding	58,504,541		43,272,728		36,749,738		36,496,998
Warrants outstanding	23,492,221		16,708,414
Earnout shares	40,000,000		40,000,000
Shares available for future issuance	4,434,916		4,924,914	[3]	622,491		12,207	[3]
Total	129,874,777		108,549,014		41,380,368		40,200,160

[1]	Number of options and weighted average exercise price has been adjusted to reflect the exchange of Legacy Dragonfly’s stock options for New Dragonfly stock options at an exchange ratio of approximately 1.182 as a result of the merger. See Note 1 for additional information.
[2]	Number of options and weighted average exercise price has been adjusted to reflect the exchange of Legacy Dragonfly’s stock options for New Dragonfly stock options at an exchange ratio of approximately 1.182 as a result of the merger. See Note 3 for further information.
[3]	Refer to Stock Incentive Plan amendment at Note 14